CASH, CASH EQUIVALENTS AND INVESTMENTS (Details 9) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH, CASH EQUIVALENTS AND INVESTMENTS
Combined fair value of the long term investments in available-for-sale securities	$ 53,971
Long-term investments	74,588	62,443
Roll-forward of financial assets using unobservable inputs (Level 3)
Less: Impairment Charge	(9,400)	(3,043)	(476)
Convertible Bond
CASH, CASH EQUIVALENTS AND INVESTMENTS
Combined fair value of the long term investments in available-for-sale securities	45,971
Preferred Shares
CASH, CASH EQUIVALENTS AND INVESTMENTS
Combined fair value of the long term investments in available-for-sale securities	8,000
Recurring
CASH, CASH EQUIVALENTS AND INVESTMENTS
Short-term investment		296
Long-term investments	53,971	31,000
Nonrecurring | Equity securities | Privately-held companies
Roll-forward of financial assets using unobservable inputs (Level 3)
Investments in financial assets	20,600	31,400
Level 1 | Recurring
CASH, CASH EQUIVALENTS AND INVESTMENTS
Short-term investment		296
Level 3
CASH, CASH EQUIVALENTS AND INVESTMENTS
Combined fair value of the long term investments in available-for-sale securities	54,000
Roll-forward of financial assets using unobservable inputs (Level 3)
Investments in financial assets	31,000
Less: Impairment Charge	(9,142)
Investments in financial assets	53,971
Level 3 | Convertible Bond
Roll-forward of financial assets using unobservable inputs (Level 3)
Investments in financial assets	32,113	23,000
Level 3 | Preferred Shares
Roll-forward of financial assets using unobservable inputs (Level 3)
Investments in financial assets		8,000
Level 3 | Recurring
CASH, CASH EQUIVALENTS AND INVESTMENTS
Long-term investments	$ 53,971	$ 31,000
Minimum
CASH, CASH EQUIVALENTS AND INVESTMENTS
Maturity period of bank notes receivable	3 months
Maximum
CASH, CASH EQUIVALENTS AND INVESTMENTS
Maturity period of bank notes receivable	1 year